Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A

Asset-Backed Notes, Series 2019-A

Sample Lease Agreed-Upon Procedures

Report To:

World Omni Auto Leasing LLC

World Omni Financial Corp.

22 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Leasing LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Re:	World Omni Automobile Lease Securitization Trust 2019-A (the “Issuing Entity”)

Asset-Backed Notes, Series 2019-A (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by World Omni Auto Leasing LLC (the “Depositor”), World Omni Financial Corp. (the “Sponsor”), MUFG Securities Americas Inc. (“MUFG”), Wells Fargo Securities, LLC (“Wells Fargo”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch,” together with the Depositor, Sponsor, MUFG and Wells Fargo, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of new automobile and light-duty truck leases and the related leased vehicles (the “Leases”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOL2019A.txt” and the corresponding record layout and decode information (the “Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Leases as of 22 January 2019 (the “Cutoff Date”) and
ii.	Labeled “LST Make and Model Mapping 2019A.xlsx” and the corresponding decode information (the “Vehicle Make and Vehicle Model Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle make and vehicle model corresponding to each Lease,
b.	Imaged copies of:
i.	The closed end motor vehicle lease agreement, closed end dealer lease worksheet, amendment, correction notice or other related documents (collectively and as applicable, the “Lease Contract”),
ii.	Certain printed screen shots and account summary information from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”),
iii.	The certificate of title, electronic title, application for title or other related documents (collectively and as applicable, the “Title”),
iv.	The agreement to furnish an insurance policy, the agreement to provide insurance, the agreement to provide accidental physical damage insurance or other related documents (collectively and as applicable, the “Insurance Agreement”) and
v.	The borrower credit application (the “Credit Application,” together with the Lease Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”),

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease (as defined in Attachment A),

c.	Instructions, assumptions and methodologies (collectively, the “Provided Sample Characteristics Calculation Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the:
i.	Adjusted capitalized cost,
ii.	Total depreciation,
iii.	Monthly depreciation,
iv.	Adjusted FICO score and
v.	Reporting period scheduled payment amount

(collectively, the “Provided Calculation Sample Characteristics”) for each Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Base Data File, Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Sample Characteristics Calculation Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Base Data File, Vehicle Make and Vehicle Model Mapping File, Source Documents, Provided Sample Characteristics Calculation Methodology or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 February 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Lease on the Base Data File with the corresponding:
a.	Vehicle make and vehicle model information on the Vehicle Make and Vehicle Model Mapping File and
b.	Provided Calculation Sample Characteristics, which we calculated using the Provided Sample Characteristics Calculation Methodology.

The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Leases from the Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Data File.

For the purpose of the procedures described in this report, the 125 Sample Leases are referred to as Sample Lease Numbers 1 through 125.

3.	For each Sample Lease, we:

a.	Compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	Observed that the corresponding Lease Contract was labeled as a “closed-end lease.”

c.	Observed that the corresponding Lease Contract was originated by a dealer located in Alabama, Florida, Georgia, North Carolina or South Carolina.

d.	Observed that the corresponding Lease Contract contained a signature in the lessee signature section of the Lease Contract. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Lease Contract.

Attachment A Page 2 of 2

3.	(continued)

e.	Observed that the corresponding Lease Contract contained a signature in the co-lessee signature section of the Lease Contract if the CoApp Indicator value was “Y,” as shown on the Data File. We performed no procedures to determine the validity of the signature contained in the co-lessee signature section of the Lease Contract.

f.	Observed that “AL Holding Corp.” or “AL Holding Group” was the named lien holder or owner on the Title, or that the lien holder had assigned the collateral to “AL Holding Corp.” or “AL Holding Group” on the Title, subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

g.	Observed the existence of an Insurance Agreement.

h.	Observed the existence of a Credit Application.

Exhibit 1 to Attachment A

Provided Sample Characteristics Calculation Methodology

For the purpose of calculating the Provided Calculation Sample Characteristics for each Lease on the Base Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculations:

Provided Calculation Sample Characteristic	Calculation Methodology

Adjusted capitalized cost	The sum of the: a. Original Principal Balance and b. Admin Fee, both as shown on the Base Data File

Total depreciation	The difference between the: a. Adjusted capitalized cost, as calculated above, and b. Residual Value, as shown on the Base Data File

Monthly depreciation	The result of dividing the: a. Total depreciation, as calculated above, by b. Original Term, as shown on the Base Data File

Adjusted FICO score

For each Lease with an App Bureau Score value greater than “0,” as shown on the Base Data File, use the App Bureau Score, as shown on the Base Data File

For each remaining Lease, use the Coapp Bureau Score, as shown on the Base Data File

Reporting period scheduled payment amount	The sum of the: a. Base Rental Payment and b. Sales Tax, both as shown on the Base Data File

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)
Lessee number	Lease Number	Lease Contract	i.
Lessee name	Customer Name	Lease Contract	ii.
Billing state	STATE	Lease Contract
Origination state	Origination State	Lease Contract
Vehicle year	Collateral Year	Lease Contract
Vehicle make	Make	Lease Contract	ii.
Vehicle model	Model	Lease Contract	ii.
Vehicle identification number	VIN#	Lease Contract
Contract date	Contract Date	Lease Contract
Residual value	Residual Value	Lease Contract	iii.
Original lease term	Original Term	Lease Contract
Adjusted capitalized cost	Adjusted capitalized cost	(a) Lease Contract or (b) System Screen Shots and recalculation	iii., iv.
Monthly payment	Base Rental Payment	Lease Contract or System Screen Shots	iii., v.
Manufacturer’s suggested retail price	MSRP	System Screen Shots	iii.
Total depreciation	Total depreciation	(a) Lease Contract or (b) Lease Contract, System Screen Shots and recalculation	iii., vi.
Monthly depreciation	Monthly depreciation	(a) Lease Contract and recalculation or (b) Lease Contract, System Screen Shots and recalculation	iii., vii.
Maturity date	Maturity Date	Lease Contract, System Screen Shots and recalculation	viii.
Adjusted FICO score	Adjusted FICO score	System Screen Shots	ix.
Reporting period scheduled payment amount	Reporting period scheduled payment amount	(a) Lease Contract and recalculation, (b) System Screen Shots and recalculation or (c) Lease Contract, System Screen Shots and recalculation	iii., x.

Exhibit 2 to Attachment A

Sample Characteristic	Data File Field Name	Source Document(s)	Note(s)
Original first payment date	First Payment Due Date	Lease Contract	xi.
Lease extension (months)	Months Extended	System Screen Shots
Current delinquency status	Days Past Due	System Screen Shots and recalculation	xii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iv.	For the purpose of comparing the adjusted capitalized cost Sample Characteristic for each Sample Lease (except for Sample Lease Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the adjusted capitalized cost Sample Characteristic for Sample Lease Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate the adjusted capitalized cost as the sum of the:

a.	LESSOR MARKUP and
b.	ASSET COST,

both as shown on the System Screen Shots.

v.	For the purpose of comparing the monthly payment Sample Characteristic for each Sample Lease (except for Sample Lease Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the monthly payment Sample Characteristic for Sample Lease Number 2, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the total depreciation Sample Characteristic for each Sample Lease (except for Sample Lease Number 2), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document.

For the purpose of comparing the total depreciation Sample Characteristic for Sample Lease Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate the total depreciation by subtracting the:

a.	Residual value, as shown on the Lease Contract, from
b.	Adjusted capitalized cost, as recalculated in note iv. above.

vii.	For the purpose of comparing the monthly depreciation Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by dividing the:
a.	Total depreciation, as shown on the Lease Contract or as recalculated in note vi. above, as applicable, by
b.	Original lease term, as shown on the Lease Contract.

viii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding:
a.	The sum (in months) of the:
(1)	Original lease term, as shown on the Lease Contract, and
(2)	Lease extension (months), as shown on the System Screen Shots,

to

b.	The contract date, as shown on the Lease Contract,

subject to the instruction described in the succeeding paragraph of this note viii.

Additionally, for the purpose of this procedure, if the calculation described in the preceding paragraph of this note viii. resulted in a maturity date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the corresponding maturity date value, as shown on the Data File, is the 1st or 2nd day of the following month.

Exhibit 2 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the adjusted FICO score Sample Characteristic for each Sample Lease (except for the Sample Leases described in the succeeding paragraph of this note ix.), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the adjusted FICO score value, as shown on the Data File, agreed to at least one FICO score, as shown on the System Screen Shots. We performed no procedures to reconcile any differences that may exist between multiple FICO score values that are shown on the System Screen Shots.

We were instructed by the Sponsor, on behalf of the Depositor, not to compare the adjusted FICO score Sample Characteristic for Sample Leases with an adjusted FICO score value of “0,” as shown on the Data File.

x.	For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 2, 9, 11, 14, 18, 21, 22, 23, 24, 26, 28, 46, 63 and 73), the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by adding the:
a.	Monthly payment, as shown on the Lease Contract, to
b.	Monthly sales/use tax, as shown on the Lease Contract.

For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for Sample Lease Number 2, the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by adding the:

a.	Monthly payment, as shown on the System Screen Shots, to
b.	TAX, as shown on the System Screen Shots.

For the purpose of comparing the reporting period scheduled payment amount Sample Characteristic for Sample Lease Numbers 9, 11, 14, 18, 21, 22, 23, 24, 26, 28, 46, 63 and 73, the Sponsor, on behalf of the Depositor, instructed us to recalculate the reporting period scheduled payment amount by:

a.	Multiplying the:
(1)	NEW TAX RATE, as shown on the System Screen Shots, by
(2)	Monthly payment, as shown on the Lease Contract,

and

b.	Adding the result obtained in a. above to the monthly payment, as shown on the Lease Contract.

Exhibit 2 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the original first payment date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source Document, subject to the instruction described in the succeeding paragraph of this note xi.

For the purpose of this procedure, if the original first payment date, as shown on the Lease Contract, falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the corresponding original first payment date, as shown on the Data File, is the 1st or 2nd day of the following month.

xii.	For the purpose of comparing the current delinquency status Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current delinquency status as the maximum of:
a.	The difference in days between the:
(1)	Next due dte, as shown on the System Screen Shots (subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph of this note xii.), and
(2)	Cutoff Date,

and

b.	0.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Cutoff Date. For the purpose of using the next due dte value, as shown on the System Screen Shots, to recalculate the current delinquency status Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Cutoff Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.